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THE HOMESTATE GROUP                                              Rule 497 (e)
HOMESTATE PENNSYLVANIA GROWTH FUND                          File No. 33-48940
FINANCIAL HIGHLIGHTS                                        File No. 811-6722

The following table presents per share financial information for the HomeState Pennsylvania Growth Fund since its commencement of operations on October 1, 1992. This information has been audited and reported on by The HomeState Group's independent accountants. The Report of Independent Accountants and financial statements included in The HomeState Group's Annual Report to shareholders for the period ended June 30, 1997 are incorporated by reference into this Prospectus. The HomeState Group's Annual Report contains additional performance information that will be made available without charge upon request directed to Emerald Advisers, Inc. at (800)-232-0224.

                                                  PERIODS ENDED
                                ----------------------------------------------------
						         6/30/97    6/30/96    6/30/95    6/30/94    6/30/93+
                                 -------    -------    -------    -------    --------
Net asset value at
beginning of period.....          $21.25    $15.68      $12.37     $10.98    $10.00
                                  ------    ------      ------     ------    ------
Income from Investment
----------------------
Operations
----------
Net investment income
 (loss) .................         (0.07)    (0.07)      (0.01)     (0.03)    0.03
Net realized and
 unrealized gain on
 investments.............          1.78      6.17        3.54       1.53     0.95
                                 ------    ------      ------     ------   ------
  Total from investment
   operations............          1.71      6.10        3.53       1.50     0.98
                                 ------    ------      ------     ------   ------
Less Distributions
-------------------
Dividends from net
 investment income ......         0.00      0.00        0.00      (0.03)    0.00
Distributions from net
 realized gains .........        (1.41)    (0.53)      (0.22)     (0.08)    0.00
                                ------    ------      ------     ------   ------
  Total distributions....        (1.41)    (0.53)      (0.22)     (0.11)    0.00
                                ------    ------      ------     ------   ------
Net asset value at end
 of period ..............       $21.55    $21.25      $15.68     $12.37   $10.98
                                ======    ======      ======     ======   ======

Total return**...........        9.56%    39.94%      28.96%    13.75%    13.07%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted)...........     $89,577   $55,828     $20,388    $9,892    $3,026
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser...............       1.77%     1.85%       2.00%     2.67%    7.85%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser.         na1       na1       1.91%     2.23%    1.87%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser.     (0.39)%   (0.58)%     (0.20)%   (0.76)%  (5.24)%*
Ratio of net investment
 income (loss) to
 average net assets
 after reimbursement by
 Adviser..................         na1       na1     (0.10)%   (0.32)%    0.74%*
Average commission
rate paid.................     $0.0941  $0.0961           -         -         -
Portfolio turnover rate...         50%       66%         51%       51%       63%
<FOOTNOTE>
+    From commencement of operations: October 1, 1992.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.
1    Not applicable: no reimbursements were made by the Adviser.
</FOOTNOTE>

Supplement dated September 5, 1997 to Prospectus dated February 18, 1997.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS
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THE HOMESTATE GROUP                                             Rule 497 (e)
HOMESTATE SELECT OPPORTUNITIES FUND                        File No. 33-48940
FINANCIAL HIGHLIGHTS                                       File No. 811-6722

The following table presents per share financial information for the HomeState Select Opportunities Fund since its commencement of operations on February 18, 1997. This information has been audited and reported on by The HomeState Group's independent accountants. The Report of Independent Accountants and financial statements included in The HomeState Group's Annual Report to shareholders for the period ended June 30, 1997 are incorporated by reference into this Prospectus. The HomeState Group's Annual Report contains additional performance information that will be made available without charge upon request directed to Emerald Advisers, Inc. at (800)-232-0224.


                                 PERIOD ENDED
								    6/30/97+

Net asset value at
beginning of period........  		 $10.00
                                     ------
Income from Investment
----------------------
Operations
----------
Net investment loss.......            (0.03)
Net realized and
 unrealized gain on
 investments................           1.73
                                     ------
  Total from investment
   operations...............           1.70
                                     ------

Net asset value at end
 of period .................         $11.70
                                     ======

Total return**..............         17.00%

RATIOS / SUPPLEMENTAL DATA
Net assets, end of period
 (000s omitted).............         $5,628
Ratio of expenses to
 average net assets
 before reimbursement
 by Adviser and waivers.....         8.10%*
Ratio of expenses to
 average net assets after
 reimbursement by Adviser
 and waivers................         2.35%*
Ratio of net investment
 loss to average net
 assets before
 reimbursement by Adviser
 and waivers.................      (6.85)%*
Ratio of net investment
 loss to average net assets
 after reimbursement by
 Adviser and waivers.........      (1.10)%*
Average commission
 rate paid...................       $0.0983
Portfolio turnover rate......           59%

+    From commencement of operations: February 18, 1997.
*    Annualized.
**   Total return does not reflect 4.75% maximum sales charge.
Supplement dated September 5, 1997 to Prospectus dated February 18, 1997.

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